Victory Mid-Cap Core Growth Fund Average Annual Total Returns	12 Months Ended		60 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.88%	14.42%	14.42%	14.82%	14.82%
Russell Midcap® Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.60%		8.67%		11.01%
Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.66%		6.65%		12.49%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.46%		5.73%		8.62%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		10.06%		6.10%		8.61%	[1]
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.23%		7.42%		9.71%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		12.19%		7.31%		9.57%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.65%		3.95%		4.77%
Class Y | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.78%		5.26%		6.48%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.